Long-term Borrowings - Additional Information (Detail) - Aegon N.V [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term borrowings [Line Items]
Long-term borrowing, market value	$ 2,198	$ 2,221
Bottom of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	Within one year
Long-term borrowing, interest rate	0.00%
Top of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	22 years
Long-term borrowing, interest rate	6.625%